Other Real Estate Property Investments (Details) (USD $)					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 05, 2006	Dec. 31, 2010 Senior housing	Dec. 31, 2011 Life science squarefoot Facility	Dec. 31, 2010 Life science Facility squarefoot	Dec. 31, 2011 Medical office	Dec. 31, 2010 Medical office
Acquisition
Consideration, Cash Paid	$ 113,830,000	$ 211,952,000		$ 143,926,000	$ 84,087,000	$ 40,563,000	$ 29,743,000	$ 27,463,000
Consideration, Debt Assumed	57,869,000	33,503,000			57,869,000			33,503,000
Consideration, DownREIT Units		9,267,000				7,341,000		1,926,000
Consideration, Noncontrolling Interest	1,500,000	925,000				190,000	1,500,000	735,000
Assets Acquired, Real Estate	159,401,000	241,907,000		141,500,000	133,210,000	43,017,000	26,191,000	57,390,000
Assets Acquired, Net Intangibles	13,798,000	13,740,000	35,000,000	2,426,000	8,746,000	5,077,000	5,052,000	6,237,000
Debt assumed, Interest-rate swap liability with a fair value at acquisition								3,200,000
Payments to acquire productive assets					$ 127,000,000	$ 135,000,000
Number of facilities placed into service					2	3
The square footage of facilities placed in service					88,000	329,000